PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

13.   PROPERTY, PLANT AND EQUIPMENT

Changes in property, plant and equipment for financial years ended on December 31, 2019 and 2018 are as follows:

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2019
Cost model
Furniture and facilities	1,008,692	10	—	—	—	—	1,008,692	(693,705)	—	—	(3,434)	—	(697,139)	311,553
Machinery and equipment	3,104,196	5	—	192,354	—	(140,581)	3,155,969	(2,495,971)	312,750	—	(624,196)	—	(2,807,417)	348,552
Vehicles	173,783	5	—	34,806	—	(35,494)	173,095	(58,803)	15,658	—	(31,073)	—	(74,218)	98,877
Right of use assets	—	—	—	1,503,784	—	—	1,503,784	—	644	—	(567,192)	—	(566,548)	937,236
Construction in progress	548,023	—	—	113,370	—	(181,216)	480,177	—	—	—	—	—	—	480,177
Revaluation model
Land and Buildings	1,863,622	50	(62,080)	108,422	—	(92)	1,909,872	(90,547)	29,791	—	(23,433)	—	(84,189)	1,825,683
Total	6,698,316		(62,080)	1,952,736	—	(357,383)	8,231,589	(3,339,026)	358,843	—	(1,249,328)	—	(4,229,511)	4,002,078

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2018
Cost model
Furniture and facilities	930,958	10	—	69,318	9,136	(720)	1,008,692	(624,844)	—	(6,443)	(58,389)	(4,029)	(693,705)	314,987
Machinery and equipment	2,925,963	5	—	183,808	19,777	(25,352)	3,104,196	(2,229,327)	20,283	(17,485)	(252,056)	(17,386)	(2,495,971)	608,225
Vehicles	143,263	5	—	54,561	2,769	(26,810)	173,783	(61,193)	15,702	(395)	(12,085)	(832)	(58,803)	114,980
Construction in progress	658,429	—	—	188,663	—	(299,069)	548,023	—	—	—	—	—	—	548,023
Revaluation model
Land and Buildings	1,581,142	50	474,704	—	—	(192,224)	1,863,622	(154,595)	64,048	—	—	—	(90,547)	1,773,075
Total	6,239,755	—	474,704	496,350	31,682	(544,175)	6,698,316	(3,069,959)	100,033	(24,323)	(322,530)	(22,247)	(3,339,026)	3,359,290

13.1    Revaluation of Property, Plant and Equipment

The Group´s properties, plant and equipment measured at revaluation model were valued at each reporting date by an independent expert. The frequency of revaluations ensures fair value of the revalued asset does not differ materially from its carrying amount.

The last revaluation was made on December 31, 2019.

The following are the book values that would have been recognized if the assets had been accounted under the cost model:

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2019	1,825,683	1,887,763	(62,080)
Land and buildings	12/31/2018	1,773,074	1,298,370	474,704

For all Land and Buildings with a total valuation of 1,825 million as of December 31, 2019, the valuation was determined using sales Comparison Approach prepared by the Group’s management considering a report of an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per meter (Level 3). The Group estimated that, other factors being constant, a 5% reduction on the Sales price per meter for the period ended December 31, 2019 would have reduced the value of the Land and Buildings on 91.2 million, which would impact, net of its tax effect on the "Net Revaluation surplus of property, plant and equipment" item in the statement of comprehensive income